Other Expenses	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Other Expenses
36	OTHER EXPENSES
Other expenses for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Cost of operating leases	¥—	¥—	¥30,038
Cost related to IT solution services and IT systems	150,539	117,171	109,346
Provision for interest repayment	—	110,115	22,061
Losses on disposal of property, plant and equipment, and other intangible assets	8,017	14,828	9,360
Impairment losses of property, plant and equipment	3,815	5,461	4,168
Impairment losses of intangible assets	2,389	9,583	9,648
Losses on sales of investments in subsidiaries and associates (1) (2)	48,399	1,266	85,419
Impairment losses of investments in associates and joint ventures (3)(4) (5)	13,907	138,104	93,046
Losses on step acquisition of subsidiaries	7,652	—	1,249
Others	120,025	99,059	96,683

Total other expenses	¥354,743	¥495,587	¥461,018

(1)	For the fiscal year ended March 31, 2024, the Group recognized a loss on sales of investments in subsidiaries and associates of ¥84,578 million upon the sale of its subsidiary, SMBC Rail Services LLC.
(2)
For the fiscal year ended March 31, 2026, the Group recognized a loss on sales of investments in subsidiaries and associates of ¥48,194 million upon the sale of its equity-method associate, The Bank of East Asia, Limited.

(3)
For the fiscal year ended March 31, 2024, the Group recognized an impairment loss of ¥18,935 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.

(4)
For the fiscal years ended March 31, 2025 and 2024, the Group recognized an impairment loss of ¥59,264 million and ¥64,709 million, respectively, on investments in associates and joint ventures, VPBank SMBC Finance Company Limited, due to the decline in the recoverable amount as determined by the value in use calculation.

(5)
For the fiscal year ended March 31, 2025, the Group recognized an impairment loss of ¥74,982 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, Vietnam Prosperity Joint-Stock Commercial Bank.